CURRENT AND DEFERRED TAXES - Schedule of composition of current tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Provisional monthly payments (advances), Current assets	$ 31,105	$ 14,616
Provisional monthly payments (advances), Non-current assets	0	0
Provisional monthly payments (advances), total assets	31,105	14,616
Other recoverable credits, current assets	44,599	25,659
Other recoverable credits, Non-current assets	0	0
Other recoverable credits, total assets	44,599	25,659
Total assets by current tax, current assets	75,704	40,275
Total assets by current tax, Non-current assets	0	0
Total assets by current tax, total assets	$ 75,704	$ 40,275